Exhibit 99.1

World Omni Auto Receivables Trust 2021-A
Monthly Servicer Certificate
May 31, 2021

Dates Covered
Collections Period	05/01/21 - 05/31/21
Interest Accrual Period	05/17/21 - 06/14/21
30/360 Days	30
Actual/360 Days	29
Distribution Date	06/15/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/21	970,292,121.25	42,876
Yield Supplement Overcollateralization Amount 04/30/21	47,397,962.79	0
Receivables Balance 04/30/21	1,017,690,084.04	42,876
Principal Payments	35,803,236.31	1,163
Defaulted Receivables	864,800.21	34
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/21	45,173,596.75	0
Pool Balance at 05/31/21	935,848,450.77	41,679

Pool Statistics	$ Amount	# of Accounts
Pool Factor	84.75%
Prepayment ABS Speed	1.68%
Aggregate Starting Principal Balance	1,157,521,164.95	46,418

Delinquent Receivables:
Past Due 31-60 days	3,444,307.19	138
Past Due 61-90 days	826,730.65	37
Past Due 91-120 days	242,343.68	19
Past Due 121+ days	0.00	0
Total	4,513,381.52	194

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.46%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.11%
Delinquency Trigger Occurred	NO

Recoveries	616,752.44
Aggregate Net Losses/(Gains) - May 2021	248,047.77
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.29%
Prior Net Losses Ratio	0.36%
Second Prior Net Losses Ratio	0.21%
Third Prior Net Losses Ratio	0.07%
Four Month Average	0.23%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.07%

Overcollateralization Target Amount	10,762,257.18
Actual Overcollateralization	10,762,257.18
Weighted Average APR	3.65%
Weighted Average APR, Yield Adjusted	5.80%
Weighted Average Remaining Term	57.61

Flow of Funds	$ Amount
Collections	39,442,327.94
Investment Earnings on Cash Accounts	623.51
Servicing Fee	(848,075.07)
Transfer to Collection Account	0.00
Available Funds	38,594,876.38

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	195,330.00
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	17,616.00
(5) Noteholders' Second Priority Principal Distributable Amount	6,765,311.09
(6) Class C Interest	12,252.33
(7) Noteholders' Third Priority Principal Distributable Amount	16,520,000.00
(8) Required Reserve Account	0.00
(9) Noteholders' Principal Distributable Amount	10,762,257.18
(10) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(11) Distribution to Certificateholders	4,322,109.78

Total Distributions of Available Funds	38,594,876.38

Servicing Fee	848,075.07
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	1,048,620,000.00
Original Class B	33,030,000.00
Original Class C	16,520,000.00

Total Class A, B, & C
Note Balance @ 05/17/21	959,133,761.86
Principal Paid	34,047,568.27
Note Balance @ 06/15/21	925,086,193.59

Class A-1
Note Balance @ 05/17/21	55,963,761.86
Principal Paid	34,047,568.27
Note Balance @ 06/15/21	21,916,193.59
Note Factor @ 06/15/21	11.2390736%

Class A-2
Note Balance @ 05/17/21	363,000,000.00
Principal Paid	0.00
Note Balance @ 06/15/21	363,000,000.00
Note Factor @ 06/15/21	100.0000000%

Class A-3
Note Balance @ 05/17/21	390,600,000.00
Principal Paid	0.00
Note Balance @ 06/15/21	390,600,000.00
Note Factor @ 06/15/21	100.0000000%

Class A-4
Note Balance @ 05/17/21	100,020,000.00
Principal Paid	0.00
Note Balance @ 06/15/21	100,020,000.00
Note Factor @ 06/15/21	100.0000000%

Class B
Note Balance @ 05/17/21	33,030,000.00
Principal Paid	0.00
Note Balance @ 06/15/21	33,030,000.00
Note Factor @ 06/15/21	100.0000000%

Class C
Note Balance @ 05/17/21	16,520,000.00
Principal Paid	0.00
Note Balance @ 06/15/21	16,520,000.00
Note Factor @ 06/15/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	225,198.33
Total Principal Paid	34,047,568.27
Total Paid	34,272,766.60

Class A-1
Coupon	0.13857%
Interest Paid	6,247.00
Principal Paid	34,047,568.27
Total Paid to A-1 Holders	34,053,815.27

Class A-2
Coupon	0.17000%
Interest Paid	51,425.00
Principal Paid	0.00
Total Paid to A-2 Holders	51,425.00

Class A-3
Coupon	0.30000%
Interest Paid	97,650.00
Principal Paid	0.00
Total Paid to A-3 Holders	97,650.00

Class A-4
Coupon	0.48000%
Interest Paid	40,008.00
Principal Paid	0.00
Total Paid to A-4 Holders	40,008.00

Class B
Coupon	0.64000%
Interest Paid	17,616.00
Principal Paid	0.00
Total Paid to B Holders	17,616.00

Class C
Coupon	0.89000%
Interest Paid	12,252.33
Principal Paid	0.00
Total Paid to C Holders	12,252.33

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.2050669
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	31.0039140
Total Distribution Amount	31.2089809

A-1 Interest Distribution Amount	0.0320359
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	174.6029142
Total A-1 Distribution Amount	174.6349501

A-2 Interest Distribution Amount	0.1416667
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.1416667

A-3 Interest Distribution Amount	0.2500000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.2500000

A-4 Interest Distribution Amount	0.4000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.4000000

B Interest Distribution Amount	0.5333333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.5333333

C Interest Distribution Amount	0.7416665
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.7416665

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	198.70
Noteholders' Third Priority Principal Distributable Amount	485.20
Noteholders' Principal Distributable Amount	316.10

Account Balances	$ Amount
Reserve Account
Balance as of 05/17/21	5,504,632.16
Investment Earnings	327.27
Investment Earnings Paid	(327.27)
Deposit/(Withdrawal)	-
Balance as of 06/15/21	5,504,632.16
Change	-

Required Reserve Amount	5,504,632.16

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$3,775,652.57	$3,658,231.98	$4,354,716.09
Number of Extensions	122	116	146
Ratio of extensions to Beginning of Period Receivables Balance	0.37%	0.35%	0.40%